Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Supplement [Text Block]	didgi_SupplementTextBlock

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

INTERNATIONAL CORE EQUITY PORTFOLIO

INTERNATIONAL VECTOR EQUITY PORTFOLIO

WORLD EX U.S. VALUE PORTFOLIO

WORLD EX U.S. TARGETED VALUE PORTFOLIO

WORLD EX U.S. CORE EQUITY PORTFOLIO

WORLD CORE EQUITY PORTFOLIO

(formerly, Dimensional Retirement Equity Fund II)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus and the prior Supplement for the Portfolios listed above.

The performance table in the Prospectus for the International Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 9/15/05 Inception
International Core Equity Portfolio
Return Before Taxes	-5.98%	5.91%	4.62%
Return After Taxes on Distributions	-6.67%	5.24%	4.05%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.84%	4.59%	3.70%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	4.11%

The performance table in the Prospectus for the International Vector Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 8/14/08 Inception
International Vector Equity Portfolio
Return Before Taxes	-6.27%	6.18%	4.34%
Return After Taxes on Distributions	-7.13%	5.39%	3.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.94%	4.83%	3.39%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	2.47%

The performance table in the Prospectus for the World ex U.S. Value Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 8/23/10 Inception
World ex U.S. Value Portfolio
Return Before Taxes	-6.19%	5.03%
Return After Taxes on Distributions	-7.11%	4.35%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.86%	3.93%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	6.33%

The performance table in the Prospectus for the World ex U.S. Targeted Value Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 11/01/12 Inception
World ex U.S. Targeted Value Portfolio
Return Before Taxes	-4.49%	10.01%
Return After Taxes on Distributions	-5.08%	9.12%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.15%	7.60%
MSCI All Country World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.03%	8.66%

The performance table in the Prospectus for the World ex U.S. Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 4/09/13 Inception
World ex U.S. Core Equity Portfolio
Return Before Taxes	-4.86%	3.23%
Return After Taxes on Distributions	-5.39%	2.46%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.32%	2.36%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	4.50%

The performance table in the Prospectus for the World Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 3/07/12 Inception
World Core Equity Portfolio
Return Before Taxes	2.48%	13.04%
Return After Taxes on Distributions	1.90%	12.31%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.81%	10.09%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.16%	11.69%

The performance table in the Prospectus for the Selectively Hedged Global Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 11/14/11 Inception
Selectively Hedged Global Equity Portfolio
Return Before Taxes	3.91%	14.28%
Return After Taxes on Distributions	2.42%	13.13%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.74%	10.94%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.16%	12.95%

The date of this Supplement is March 20, 2015

INTERNATIONAL CORE EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

INTERNATIONAL CORE EQUITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus and the prior Supplement for the Portfolios listed above.

The performance table in the Prospectus for the International Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 9/15/05 Inception
International Core Equity Portfolio
Return Before Taxes	-5.98%	5.91%	4.62%
Return After Taxes on Distributions	-6.67%	5.24%	4.05%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.84%	4.59%	3.70%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	4.11%

The date of this Supplement is March 20, 2015

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
INTERNATIONAL CORE EQUITY PORTFOLIO | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.98%)
Five Years	rr_AverageAnnualReturnYear05	5.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
INTERNATIONAL CORE EQUITY PORTFOLIO | Return After Taxes on Distributions | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.67%)
Five Years	rr_AverageAnnualReturnYear05	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
INTERNATIONAL CORE EQUITY PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.84%)
Five Years	rr_AverageAnnualReturnYear05	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
INTERNATIONAL CORE EQUITY PORTFOLIO | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.32%)
Five Years	rr_AverageAnnualReturnYear05	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
International Vector Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

INTERNATIONAL VECTOR EQUITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus and the prior Supplement for the Portfolios listed above.

The performance table in the Prospectus for the International Vector Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 8/14/08 Inception
International Vector Equity Portfolio
Return Before Taxes	-6.27%	6.18%	4.34%
Return After Taxes on Distributions	-7.13%	5.39%	3.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.94%	4.83%	3.39%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	2.47%

The date of this Supplement is March 20, 2015

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
International Vector Equity Portfolio | International Vector Equity Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.27%)
Five Years	rr_AverageAnnualReturnYear05	6.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2008
International Vector Equity Portfolio | Return After Taxes on Distributions | International Vector Equity Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.13%)
Five Years	rr_AverageAnnualReturnYear05	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2008
International Vector Equity Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | International Vector Equity Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.94%)
Five Years	rr_AverageAnnualReturnYear05	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2008
International Vector Equity Portfolio | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.32%)
Five Years	rr_AverageAnnualReturnYear05	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
World ex U.S. Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

WORLD EX U.S. VALUE PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus and the prior Supplement for the Portfolios listed above.

The performance table in the Prospectus for the World ex U.S. Value Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 8/23/10 Inception
World ex U.S. Value Portfolio
Return Before Taxes	-6.19%	5.03%
Return After Taxes on Distributions	-7.11%	4.35%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.86%	3.93%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	6.33%

The date of this Supplement is March 20, 2015

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
World ex U.S. Value Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2010
World ex U.S. Value Portfolio | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2010
World ex U.S. Value Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2010
World ex U.S. Value Portfolio | MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
World ex U.S. Targeted Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

WORLD EX U.S. TARGETED VALUE PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus and the prior Supplement for the Portfolios listed above.

The performance table in the Prospectus for the World ex U.S. Targeted Value Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 11/01/12 Inception
World ex U.S. Targeted Value Portfolio
Return Before Taxes	-4.49%	10.01%
Return After Taxes on Distributions	-5.08%	9.12%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.15%	7.60%
MSCI All Country World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.03%	8.66%

The date of this Supplement is March 20, 2015

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
World ex U.S. Targeted Value Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2012
World ex U.S. Targeted Value Portfolio | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2012
World ex U.S. Targeted Value Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2012
World ex U.S. Targeted Value Portfolio | MSCI All Country World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
World ex U.S. Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

WORLD EX U.S. CORE EQUITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus and the prior Supplement for the Portfolios listed above.

The performance table in the Prospectus for the World ex U.S. Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 4/09/13 Inception
World ex U.S. Core Equity Portfolio
Return Before Taxes	-4.86%	3.23%
Return After Taxes on Distributions	-5.39%	2.46%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.32%	2.36%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	4.50%

The date of this Supplement is March 20, 2015

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
World ex U.S. Core Equity Portfolio | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 09, 2013
World ex U.S. Core Equity Portfolio | Return After Taxes on Distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 09, 2013
World ex U.S. Core Equity Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 09, 2013
World ex U.S. Core Equity Portfolio | MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
World Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

WORLD CORE EQUITY PORTFOLIO
(formerly, Dimensional Retirement Equity Fund II)

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus and the prior Supplement for the Portfolios listed above.

The performance table in the Prospectus for the World Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 3/07/12 Inception
World Core Equity Portfolio
Return Before Taxes	2.48%	13.04%
Return After Taxes on Distributions	1.90%	12.31%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.81%	10.09%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.16%	11.69%

The date of this Supplement is March 20, 2015

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
World Core Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	13.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2012
World Core Equity Portfolio | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	12.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2012
World Core Equity Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	10.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2012
World Core Equity Portfolio | MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	11.69%
Selectively Hedged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus and the prior Supplement for the Portfolios listed above.

The performance table in the Prospectus for the Selectively Hedged Global Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 11/14/11 Inception
Selectively Hedged Global Equity Portfolio
Return Before Taxes	3.91%	14.28%
Return After Taxes on Distributions	2.42%	13.13%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.74%	10.94%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.16%	12.95%

The date of this Supplement is March 20, 2015

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
Selectively Hedged Global Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	14.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2011
Selectively Hedged Global Equity Portfolio | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	13.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2011
Selectively Hedged Global Equity Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2011
Selectively Hedged Global Equity Portfolio | MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%